Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes In hedge reserve
Balance at beginning of year	R (3,395)	R (214)
Remeasurement of gold hedging contracts	4,467	(3,197)
Unrealised gain/(loss) on gold hedging contracts	2,992	(5,211)
Unrealised losses reclassified to profit or loss as a result of discontinuance of hedge accounting	0	235
Released to revenue on maturity of the gold hedging contracts	2,296	1,397
Foreign exchange translation	(39)	(37)
Deferred tax thereon	(782)	419
Attributable to non-controlling interest	(21)	16
Balance at end of year	1,051	(3,395)
Rand Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	(3,053)
Balance at end of year	1,069	(3,053)
US$ Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	(342)
Balance at end of year	R (18)	R (342)